PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - CAD ($) $ / shares in Units, shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Interest costs capitalized	$ 82,000,000	$ 233,000,000	$ 244,000,000
Weighted average capitalization rate	3.80%	3.90%	3.90%
North America, Exploration and Production segment and Midstream segment
Disclosure of detailed information about property, plant and equipment [line items]
Net cash consideration for acquisition of exploration and evaluation assets	$ 1,013,000,000	$ 159,000,000	$ 406,000,000
Asset retirement obligations	63,000,000	30,000,000	133,000,000
Deferred tax liabilities	0	0	0
North America
Disclosure of detailed information about property, plant and equipment [line items]
Acquired exploration and evaluation assets	27,000,000	0	$ 37,000,000
Midstream
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation pre-tax gain	114,000,000
Revaluation after-tax gain	$ 83,000,000
Pre-tax and after-tax gain on disposal of property, plant and equipment		218,000,000
AOSP
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment				$ 14,181,000,000
Asset retirement obligations				721,000,000
Deferred tax liabilities				1,287,000,000
AOSP | Oil Sands Mining and Upgrading segment and North America Exploration and Production segment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment				$ 14,181,000,000
Disposal of Cold Lake Pipeline
Disclosure of detailed information about property, plant and equipment [line items]
Net proceeds on sale of property, plant and equipment		349,000,000
Disposal of Cold Lake Pipeline | Inter Pipeline
Disclosure of detailed information about property, plant and equipment [line items]
Non-cash share consideration received		$ 190,000,000
Non-cash share consideration received (in shares)		6.4
Non-cash share consideration received, price per share (in CAD per share)		$ 29.57
Disposal of Cold Lake Pipeline | Midstream
Disclosure of detailed information about property, plant and equipment [line items]
Disposals of property, plant and equipment		$ 321,000,000
Net consideration received, property, plant and equipment		539,000,000
Pre-tax and after-tax gain on disposal of property, plant and equipment		$ 218,000,000